Basis of Preparation of the Financial Statements (Details) - Bank of Israel [Member] - NIS	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign Exchange Rates [Line Items]
Representative exchange rate of USD (NIS/USD 1)	3.748	3.467	3.845
Changes in exchange rates for the Year ended	8.10%	(9.80%)	(1.50%)